G3 Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Performance Criteria

LTV and EPP performance criteria

Program Year	Target	Criteria	Weight	Performance Period	Vesting Opportunity (linear pro-rata)		Achievement		Achieved Vesting Level
2022	2022 Group operating income (EBIT)	Range (SEK billion): 24.1–34.1	45%	Jan 1, 2022–Dec 31, 2022	0%–200%		SEK 32.2 billion	2)	162.76%
2022	Absolute TSR	Range: 6%-14%	25%	Jan 1, 2022–Dec 31, 2024	0%–200%
2022	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2022–Dec 31, 2024	0%–200%	1)
2022	Group Environmental, Social and Governance (“ESG”)	CO2e emissions (ktonnes): 265–200	5%	Jan 1, 2022–Dec 31, 2024	0%–200%
		Increasing the representation of women leaders in the Ericsson Group: Range 22%–24%	5%	Jan 1, 2022–Dec 31, 2024	0%–200%
2022 Total			100%		0%–200%
2021	2021 Group operating income (EBIT)	Range (SEK billion): 15.0–24.0	50%	Jan 1, 2021–Dec 31, 2021	0% –200%		SEK 27.4 billion	2)	200%
2021	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2021–Dec 31, 2023	0% –200%
2021	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2021–Dec 31, 2023	0% –200%	1)
2021 Total			100%		0% –200%
2020	2020 Group operating income (EBIT)	Range (SEK billion): 19.1–27.9	50%	Jan 1, 2020–Dec 31, 2020	0% –200%		SEK 29.1 billion	3)	200%
2020	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2020–Dec 31, 2022	0% –200%		(6.65)%		0.00%
2020	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2020–Dec 31, 2022	0%–200%	1)	12 out of 11		0.00%
2020 Total			100%		0% –200%				100.00%
2019	2019 Group operating income (EBIT)	Range (SEK billion): 10.0–20.0	50%	Jan 1, 2019–Dec 31, 2019	0% –200%		SEK 20.4 billion	4)	200%
2019	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2019–Dec 31, 2021	0% –200%		9.00%		74.89%
2019	Relative TSR	Ranking of Ericsson: 7–2	20%	Jan 1, 2019–Dec 31, 2021	0% –200%	1)	6.52 out of 12		19.39%
2019 Total			100%		0% –200%				126.35%

1)
The portion of the Performance Share Awards granted to a participant based on the relative TSR performance condition is subject to fulfilment of the related performance criteria over the performance period compared to Peer Groups consisting of 11 companies for the program year 2022, 2021 and 2020 and 12 companies for the program years 2019. The vesting of the Performance Share Awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the peer group at the end of the performance period.

2)	Excludes restructuring charges and items not included in target performance criterion.
3)	Excludes restructuring charges.
4)
Excludes
fines and similar related to the United States Department of Justice (DOJ) / U.S. Securities and Exchange Commission (SEC) resolution, including payments required pursuant to the DOJ Plea Agreement announced by the Company on March 2, 2023.

Summary of Number of Shares and Synthetic Shares

Number of shares and synthetic shares
(million)	Executive team programs					Of which the President and CEO
Share-settled programs	LTV 2022	LTV 2021	LTV 2020	LTV 2019	Total	LTV 2022	LTV 2021	LTV 2020	LTV 2019	Total
Maximum shares required	2.0	2.1	2.5	3.0	9.6	—	—	—	—	—
Granted shares	0.7	0.6	0.9	0.6	2.8	0.3	0.3	0.4	0.3	1.3
Outstanding number of shares beginning of 2022	—	0.9	1.3	0.8	3.0	—	0.5	0.6	0.3	1.4
Exercised during 2022	—	—	—	—	—	—	—	—	—	—
Forfeited during 2022	—	—	—	—	—	—	—	—	—	—
Increase/decrease due to performance condition 2022	0.2	—	(0.4)	—	(0.2)	0.1	—	(0.2)	—	(0.1)
Outstanding number of shares end of 2022	0.9	0.9	0.9	0.8	3.5	0.4	0.5	0.4	0.3	1.6
	Executive performance program					Key contributors plans
Cash-settled plan	EPP 2022	EPP 2021	EPP 2020	EPP 2019	Total	KC 2022	KC 2021	KC 2020	KC 2019	Total
Synthetic shares	1.1	1.1	1.0	—	3.2	9.5	5.4	5.0	—	19.9

Summary of Compensation Expense

Compensation expense for LTV 2019–2022

Share-settled programs	2022	2021	2020	2019	Total
LTV 2022	12	—	—	—	12
LTV 2021	36	24	—	—	60
LTV 2020	31	31	23	—	85
LTV 2019	10	28	28	17	83
Total executive team programs	89	83	51	17	240
Of which the President and CEO	41	38	24	8	111
Cash-settled plans
EPP 2022	12	—	—	—	12
EPP 2021	15	17	—	—	32
EPP 2020	(19)	56	34	—	71
EPP 2019	(3)	14	50	11	72
Total executive performance plans	5	87	84	11	187
KC 2022	280	—	—	—	280
KC 2021	89	355	—	—	444
KC 2020	5	376	523	—	904
KC 2019	(18)	194	335	248	759
Total key contributor plans	356	925	858	248	2,387
Total cash-settled plans	361	1,012	942	259	2,574
Total compensation expense	450	1,095	993	276	2,814

Summary of FV Per Performance Criteria and Program

Fair values (SEK)
Executive team programs	LTV 2022	LTV 2021	LTV 2020	LTV 2019
Share price at grant	78.88	116.66	78.88	90.70
Fair value Absolute TSR	41.18	113.47	54.69	87.92
Fair value ESG - Environmental	71.45	—	—	—
Fair value ESG - Social	71.45	—	—	—
Fair value Relative TSR	54.48	108.61	98.06	94.63
Fair value Group operating income (EBIT)	71.45	110.70	74.22	86.94
Executive performance plans	EPP 2022	EPP 2021	EPP 2020	EPP 2019
Fair value Absolute TSR	10.53	3.63	—	78.88
Fair value ESG - Environmental	54.37	—	—	—
Fair value ESG - Social	54.37	—	—	—
Fair value Relative TSR	17.08	1.39	—	78.88
Fair value Group operating income (EBIT)	54.37	56.79	59.31	78.88
Key contributor plans	KC 2022	KC 2021	KC 2020	KC 2019
Fair value - Tranche 1	59.31	94.13	109.80	84.12
Fair value - Tranche 2	56.79	59.31	94.13	111.78
Fair value - Tranche 3	54.37	56.79	59.31	78.88

Ericsson Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Stock Purchase Plans

Ericsson share purchase plan
Eligible employees	Number of countries with ESPP	Number of participants	Take-up rate – percent of eligible employees
90,500	79	16,319	18.0%